UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

     Washington, D.C. 20549

________________________

FORM 10-D

________________________

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2015 to September 30, 2015

Commission File Number:	Commission File Number:	Commission File Number:
333-141703-02	000-23108	033-54804

DISCOVER CARD	DISCOVER CARD	DISCOVER BANK
EXECUTION NOTE TRUST	MASTER TRUST I
(Exact name of the issuing entity in	(Exact name of the issuing entity in	(Exact name of the
respect of the Notes as specified in its	respect of the Series 2007-CC Collateral	sponsor and depositor
charter)	Certificate)	as specified in its charter)

Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)	organization of the issuing entity)	organization of the sponsor and depositor)

c/o Wilmington Trust Company	c/o Discover Bank	12 Read’s Way
Rodney Square North	12 Read’s Way	New Castle, Delaware
1100 North Market Street	New Castle, Delaware	19720
Wilmington, Delaware	19720
19890-0001
(Address of principal executive offices	(Address of principal executive offices	(Address of principal executive offices
of the issuing entity)	of the issuing entity)	of the sponsor and depositor)

51-0020270
(IRS Employer Identification
No. of the sponsor and
depositor)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g)	Section 15(d)	Name of Exchange
Title of Class		(If Section 12(b))
DiscoverSeries Class A Notes	[x]
DiscoverSeries Class B Notes	[x]
DiscoverSeries Class C Notes	[x]

Credit Card Pass -Through Certificates                                             [x]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from September 1, 2015 to September 30, 2015. Discover Bank filed its most recent Form ABS-15G on February 2, 2015. The CIK number of Discover Bank is 0000894327.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Class A(2015-3) Notes

On October 7, 2015, the Note Issuance Trust issued $675,000,000 principal amount of DiscoverSeries Class A(2015-3) Notes (the "Class A(2015-3) Notes") pursuant to the Indenture, dated as of July 26, 2007, as amended by the First Amendment to Indenture, dated as of June 4, 2010 (the "Indenture"), and as supplemented by the Amended and Restated Indenture Supplement, dated as of June 4, 2010 (the "Indenture Supplement"), each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, and the Class A(2015-3) Terms Document, dated as of October 7, 2015, between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee.

The public offering of the Class A(2015-3) Notes was made under the registration statement on Form S-3 (File Nos. 333-191359, 333-191359-01, 333-191359-02) filed with the Securities and Exchange Commission on September 25, 2013 (as amended by pre-effective amendment no. 1 on November 15, 2013 and declared effective on November 27, 2013) (collectively, the “Registration Statement”).

The public offering of the Class A(2015-3) Notes was terminated on October 7, 2015 upon the sale of all of the Class A(2015-3) Notes. The underwriters of the Class A(2015-3) Notes were Deutsche Bank Securities Inc., RBC Capital Markets, LLC, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, Mitsubishi UFJ Securities (USA), Inc., RBS Securities Inc. and SG Americas Securities, LLC. The price to the public of the Class A(2015-3) Notes was $674,910,832.50 (or 99.98679%).

During the period from the effective date of the Registration Statement through the current reporting period, the amount of expenses incurred in connection with the issuance and distribution of the Class A(2015-3) Notes with respect to underwriting commissions and discounts was $1,687,500. After deducting the underwriting commission and discount described in the preceding sentence, the net offering proceeds of the Note Issuance Trust before expenses for the Class A(2015-3) Notes are $673,223,332.50. Other expenses, including legal fees and other costs and expenses, are reasonably estimated to be $920,000 and net proceeds of the Note Issuance Trust, after deduction of expenses, are reasonably estimated to be $672,303,332.50 total proceeds. With respect to the payment of these other expenses and costs, all direct or indirect payments were made to persons other than persons who are (a) directors or officers of the Note Issuance Trust, or (b) owners of 10 percent or more of any class of securities of the Note Issuance Trust.

The net proceeds of Note Issuance Trust, after deducting the underwriting commissions and discounts, and expenses above, were paid to Discover Bank in exchange for an increase in the investor interest in receivables represented by the collateral certificate. Discover Bank will add those proceeds to its general funds. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) directors or officers of the Note Issuance Trust or (b) owners of 10 percent or more of any class of securities of the Note Issuance Trust.The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the "Pooling and Servicing Agreement"), between Discover Bank and U.S. Bank National Association, as Trustee, and the Series 2007-CC Supplement, dated as of July 26, 2007, as amended (the "Series 2007-CC Supplement"), between Discover Bank, as Master Servicer, Servicer and Seller, and U.S. Bank National Association, as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of the collateral certificate, and other series of trust certificates issued by the Master Trust, if any, are described in the prospectus dated September 30, 2015, and the prospectus supplement thereto dated September 30, 2015 (collectively, the "Class A(2015-3) Prospectus"), each previously filed by us with the Securities and Exchange Commission on October 1, 2015. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2015-3) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2015-3) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2015-3) Prospectus.

Increase in Principal Amount of Class D(2009-1) Notes

On October 7, 2015, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $92,045,454, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,517,954,546. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended. The Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $92,045,454. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Item 8. Other Information

Class A(2008-C) Notes. On September 22, 2015, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2008-C) Notes (the “Class A(2008-C) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2008-C) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to July 31, 2018, (ii) extend the existing liquidation commencement date of the Class A(2008-C) Notes to August 1, 2018, (iii) extend the existing expected maturity date of the Class A(2008-C) Notes to September 17, 2018, (iv) extend the existing expected principal payment date of the Class A(2008-C) Notes to September 17, 2018 and (v) extend the existing legal maturity date of the Class A(2008-C) Notes to March 15, 2021. In connection with any increase in the outstanding dollar principal amount of the Class A(2008-C) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 9. Exhibits

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: October 15, 2015

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

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